Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Cash and cash equivalents
Cash on hand	¥ 576	¥ 450
Cash at bank	6,488,637	5,348,042
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	¥ 6,489,213	¥ 5,348,492